General information, statement of compliance with IFRS and going concern assumption - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General information,Statement of Compliance with IFRS and Going Concern Assumption [Abstract]
Deficit	$ (136,790,543)	$ (62,348,576)
Current liabilities exceed current assets	$ 40,692,649	18,531,567
Description of conversion of debt to equity	The Company initiated twelve equity conversion agreements as of the reporting date. Under these agreements, a total of USD 7,674,155 of outstanding debt and trade payables are to be converted into the Company’s Common Shares (the “Debt to Equity Conversion”).
Conversion debt instrument to equity	$ 7,674,155	$ 6,233,741	$ (170,156)